Acquisition of Subsidiaries (Details 1) - ComQi Ltd. and its subsidiaries ("ComQi") [member] $ in Thousands	Mar. 31, 2018 TWD ($)
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents	$ 19,432
Accounts receivable and other current assets	36,851
Property, plant and equipment	3,712
Intangible assets	150,436
Accounts payable and other current liabilities	(57,361)
Other liabilities	(2,120)
Total	$ 150,950